Impairment Charges	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Impairment Charges and Reversals

10. IMPAIRMENT CHARGES AND REVERSALS
On a quarterly basis, the Company assesses its CGUs for indicators of impairment or when facts and circumstances suggest the carrying amount may exceed its recoverable amount. Impairment losses recognized in prior periods, other than goodwill impairments, are assessed at each reporting date for any indicators that the impairment losses may no longer exist or may have decreased. Goodwill is tested for impairment at least annually.
A) Upstream Cash-Generating Units
As at December 31, 2021, there was no impairment of the Company’s upstream CGUs or goodwill. For the purpose of impairment testing, goodwill is allocated to the CGU to which it relates.
2021 Impairment Reversals
As at December 31, 2021, there were indicators of impairment reversals for the Company’s upstream CGUs due to an increase in forward commodity prices. An assessment was performed and indicated the recoverable amount was greater than the carrying value.
As at December 31, 2021, the recoverable amount of the Clearwater, Elmworth-Wapiti and Kaybob-Edson CGUs was estimated to be $2.0 billion. In 2020, the Company recorded a total impairment charge of $555 million in the Conventional segment due to a decline in forward commodity prices and changes in future development plans. As at December 31, 2021, the Company reversed the full amount of impairment losses of $378 million, net of dispositions and the DD&A that would have been recorded had no impairment been recorded. The reversal was primarily due to improved forward commodity prices.
The following table summarizes impairment reversals recorded in 2021 and estimated recoverable amounts as at December 31, 2021, by CGU:

Cash-Generating Unit	Reversal of Impairment	Recoverable Amount
Clearwater	145	427
Elmworth-Wapiti	115	747
Kaybob-Edson	118	837
Key Assumptions
The recoverable amounts (Level 3) of Cenovus’s upstream CGUs were determined based on FVLCOD. Key assumptions in the determination of future cash flows from reserves include forward prices and costs, consistent with Cenovus's independent IQREs, costs to develop and the discount rate. The fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates as at December 31, 2021. All reserves have been evaluated as at December 31, 2021, by the Company’s IQREs.
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2021, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	2022	2023	2024	2025	2026	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	72.83	68.78	66.76	68.09	69.45	2.00%
Western Canadian Select (C$/barrel)	74.43	69.17	66.54	67.87	69.23	2.00%
Edmonton C5+ (C$/barrel)	91.85	85.53	82.98	84.63	86.33	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	3.56	3.20	3.05	3.10	3.17	2.00%
(1)      Assumes gas heating value of one million British thermal units per thousand cubic feet ("Mcf").
Discount and Inflation Rates
Discounted future cash flows are determined by applying a discount rate between 10 percent and 15 percent based on the individual characteristics of the CGU, and other economic and operating factors. Inflation was estimated at approximately two percent.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount used in the impairment testing completed as at December 31, 2021, for the following CGUs:

	Increase (Decrease) to Recoverable Amount (1)
Cash-Generating Unit	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	(13)	13	55	(54)
Elmworth-Wapiti	(27)	28	84	(81)
Kaybob-Edson	(26)	26	98	(97)
(1)     The Company reversed the full amount of impairment losses at December 31, 2021. The changes to the recoverable amount noted in the sensitivities above would not have resulted in a change in the amount of the impairment reversal.
2020 Impairments
During the three months ended March 31, 2020, the Company tested its upstream CGUs and CGUs with associated goodwill for impairment. As a result, the Company recorded an impairment loss of $315 million as additional DD&A in the Conventional segment due to the decline in forward crude oil and natural gas prices. As at March 31, 2020, there was no impairment of goodwill or Oil Sands CGUs.
As at December 31, 2020, indicators of impairment were noted for the Company’s Conventional assets due to a change in future development plans since the Company last tested for impairment as at March 31, 2020. Therefore, the Company tested its Conventional CGUs for impairment and determined that the carrying amount was greater than the recoverable amount for certain CGUs and recorded an additional impairment loss of $240 million as additional DD&A.
The following table summarizes impairment reversals recorded in 2020 and estimated recoverable amounts as at December 31, 2020, by CGU:

Cash-Generating Unit	Impairment	Recoverable Amount
Clearwater	260	160
Elmworth-Wapiti	120	259
Kaybob-Edson	175	384
Key Assumptions
The recoverable amounts (Level 3) of Cenovus’s upstream CGUs were determined based on FVLCOD. Key assumptions in the determination of future cash flows from reserves include crude oil, NGLs and natural gas prices, costs to develop and the discount rate. The fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates at December 31, 2020. All reserves were evaluated as at December 31, 2020, by the Company’s IQREs.
Crude Oil, NGLs and Natural Gas Prices
The forward prices as at December 31, 2020, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

2021		2022	2023	2024	2025	Average Annual Increase Thereafter
West Texas Intermediate (US$/barrel)	47.17	50.17	53.17	54.97	56.07	2.00%
Western Canadian Select (C$/barrel)	44.63	48.18	52.10	54.10	55.19	2.00%
Edmonton C5+ (C$/barrel)	59.24	63.19	67.34	69.77	71.18	2.00%
Alberta Energy Company Natural Gas (C$/Mcf) (1)	2.88	2.80	2.71	2.75	2.80	2.00%
(1)      Assumes gas heating value of one million British thermal units per Mcf.
Discount and Inflation Rates
Discounted future cash flows were determined by applying a discount rate between 10 percent and 15 percent based on the individual characteristics of the CGU, and other economic and operating factors. Inflation was estimated at approximately two percent.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount used in the impairment testing completed as at December 31, 2020 for the following CGUs:

	Increase (Decrease) to Recoverable Amount
	One Percent Increase in Discount Rate	One Percent Decrease in Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	(5)	6	52	(97)
Elmworth-Wapiti	(7)	8	54	(96)
Kaybob-Edson	(13)	14	54	(106)
As at December 31, 2020, there was no impairment of goodwill.
2019 Impairments
As at December 31, 2019, the Company tested its Conventional CGUs for impairment as there were indicators of impairment due to a decline in forward natural gas prices. As at December 31, 2019, there were no impairments of goodwill or the Company's CGUs.
B) Downstream Cash-Generating Units
2021 Impairments
As at December 31, 2021, lower forward pricing that will result in lower margins on refined products, was identified as an indicator of impairment for the Borger, Wood River, Lima and Toledo CGUs. As at December 31, 2021, the total carrying amounts of the Borger, Wood River and Lima CGUs were greater than the recoverable amount ($2.5 billion) and an impairment charge of $1.9 billion was recorded as additional DD&A in the U.S. Manufacturing segment. As at December 31, 2021, no impairment of the Toledo CGU was recorded.
Key Assumptions
The recoverable amount (Level 3) of the Borger, Wood River and Lima CGUs were determined using FVLCOD. The FVLCOD was calculated based on discounted after-tax cash flows using forward prices and cost estimates. Key assumptions in the determination of future cash flows included throughput, forward crude oil prices, forward crack spreads, future capital expenditures, operating costs and the discount rates. Forward crack spreads were based on third-party consultant average forecasts.
Crude Oil and Forward Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at December 31, 2021, the forward prices used to determine future cash flows were:

	2022 to 2023		2024 to 2026
	Low	High	Low	High
West Texas Intermediate (US$/barrel)	68.78	72.83	66.76	69.45
Differential WTI-WTS (US$/barrel)	—	0.01	(0.06)	(0.06)
Differential WTI-WCS (US$/barrel)	13.54	13.67	13.75	14.30
Chicago 3-2-1 Crack Spreads (WTI) (US$/barrel)	14.87	18.44	14.68	16.81
Group 3 3-2-1 Crack Spreads (WTI) (US$/barrel)	15.33	18.97	14.82	16.98
Subsequent prices were extrapolated using a two percent growth rate to determine future cash flows up to year 2037.
Discount Rates
Discounted future cash flows were determined by applying a discount rate of 10 percent to 12 percent based on the individual characteristics of the CGU, and other economic and operating factors.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amounts used in the impairment testing completed as at December 31, 2021, for the following CGUs:

	Increase (Decrease) to Recoverable Amount
	One Percent Increase in Discount Rate	One Percent Decrease in Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger, Wood River and Lima CGUs	(190)	214	749	(754)
2021 ROU Asset Impairments
As at December 31, 2021, lower forward pricing, which will result in lower margins on refined products was identified as an indicator of impairment for the U.S. Manufacturing ROU assets. As a result, these assets were tested for impairment and an impairment charge of $11 million was recorded as additional DD&A in the U.S. Manufacturing segment.
2020 Downstream Impairments
As at September 30, 2020, the recovery in demand for refined products from the impact of the novel coronavirus lagged expectations and resulted in higher than anticipated inventory levels. These factors, along with low market crack spreads and crude oil processing runs for North American refineries, were identified as indicators of impairment for the Wood River and Borger CGUs. As at September 30, 2020, the carrying amount of the Borger CGU was greater than the recoverable amount and an impairment charge of $450 million was recorded as additional DD&A in the U.S. Manufacturing segment. The recoverable amount of the Borger CGU was estimated at $692 million. As at September 30, 2020, no impairment of the Wood River CGU was identified. As at December 31, 2020, there were no further indicators of impairment noted.
Key Assumptions
The recoverable amount (Level 3) of the Borger CGU was determined using FVLCOD. The FVLCOD was calculated based on discounted after-tax cash flows using forward prices and cost estimates. Key assumptions in the determination of future cash flows included forward crude oil prices, forward crack spreads, future capital expenditures, operating costs, terminal values and the discount rate. Forward crack spreads were based on third-party consultant average forecasts.
Crude Oil and Forward Crack Spreads
Forward prices are based on Management’s best estimate and corroborated with third-party data. As at September 30, 2020, the forward prices used to determine future cash flows were:

	2021 to 2022		2023 to 2025
	Low	High	Low	High
West Texas Intermediate (US$/barrel)	36.36	50.84	49.66	58.74
Differential WTI-WTS (US$/barrel)	0.37	1.73	1.21	1.81
Group 3 3-2-1 Crack Spreads (WTI) (US$/barrel)	11.56	13.23	11.79	16.58
Subsequent prices were extrapolated using a two percent growth rate to determine future cash flows up to year 2035.
Discount Rates
Discounted future cash flows were determined by applying a discount rate of 10 percent based on the individual characteristics of the CGU, and other economic and operating factors.
Sensitivities
The sensitivity analysis below shows the impact that a change in the discount rate or forward commodity prices would have had on the calculated recoverable amount used in the impairment testing completed as at September 30, 2020 for the following CGU:

	Increase (Decrease) to Recoverable Amount
	One Percent Increase in Discount Rate	One Percent Decrease in Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Borger	(71)	81	263	(264)
2020 ROU Asset Impairments
As at March 31, 2020, the temporary suspension of the Company’s crude-by-rail program was considered to be an indicator of impairment for the railcar CGU. As a result, the CGU was tested for impairment and an impairment charge of $3 million was recorded as additional DD&A in the U.S. Manufacturing segment.